Fair Value Measurements - Schedule of Cash and Cash Equivalents (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Cash and cash equivalents	$ 103,418	$ 76,911	$ 125,925	$ 106,438	$ 114,057
Short-term restricted cash	0	0	289	289	0
Long-term restricted cash	1,377	1,377	1,311	1,311	1,379
Total cash, cash equivalents, and restricted cash	$ 104,795	$ 78,288	$ 127,525	$ 108,038	$ 115,436	$ 140,064